Portico Equity Index Fund
							Portico Growth Fund
							Portico Special Growth Fund


							September 22, 1997



Supplement to the Prospectus
Dated February 28, 1997



We are pleased to inform you about the following changes in the management of Portico Equity Index Fund, Portico Growth Fund and Portico Special Growth Fund and to provide you with background on the new managers. Federal securities regulations require us to notify you whenever a portfolio manager of a fund changes.

Effective July, 1997 -

Daniel Tranchita and Carl Smith co-manage the Equity Index Fund. Mr. Tranchita is a Vice President and Portfolio Manager of FIRMCO and has been with Firstar since 1989. Mr. Tranchita has eight years of investment management experience and has managed the Fund since July 1, 1992. Mr. Tranchita is a Chartered Financial Analyst. Mr. Smith, an Assistant Vice President and Portfolio Manager of FIRMCO, has been with Firstar since 1982 and has managed the Fund since July 1, 1997. Mr. Smith has four years of investment management experience.

J. Scott Harkness and Todd Krieg co-manage the Special Growth Fund. Mr. Harkness has managed the Fund since its inception on December 28, 1989. Mr. Harkness is Chairman, a Director and Chief Investment Officer of FIRMCO. He has been with Firstar for sixteen years and has seventeen years of investment management experience. Mr. Krieg has been with Firstar since 1992 and has five years of investment management experience. Mr. Krieg is a Vice President and Senior Portfolio Manager of FIRMCO and has managed the Fund since September 1, 1994. Mr. Harkness and Mr. Krieg are Chartered Financial Analysts.




                                                                 (continued)



 Effective September, 1997 -

Marian Zentmyer, Maya Bittar, Walter Dewey and Alex Paul co-manage the
Growth Fund. Ms. Zentmyer has managed the Fund since June 18, 1996. Ms. Zentmyer, a Senior Vice President and Senior Portfolio Manager of FIRMCO, has been with Firstar since 1982 and has eighteen years of investment management experience. Ms. Bittar is a Vice President and Senior Portfolio Manager of FIRMCO and has been with Firstar since 1993. She has four years of investment management experience and has managed the Fund since December 1, 1996. Walter Dewey, a Vice President and Senior Portfolio Manager of FIRMCO, has been with Firstar since 1986 and has twelve years of investment management experience. Mr. Dewey has managed the Fund since July 7, 1997. Mr. Paul, an Assistant Vice President and Portfolio Manager of FIRMCO, has been with Firstar since 1995 and has three years of investment management experience. Mr. Paul has managed the fund since September 9, 1997. Ms. Zentmyer is a Chartered Financial Analyst and Certified Financial Planner, and Ms. Bittar, Mr. Dewey and Mr. Paul are Chartered Financial Analysts.